Equity-based Compensation and Warrants - Equity Instrument (Details) - $ / shares					2 Months Ended	6 Months Ended	12 Months Ended
	Jul. 08, 2020	Jul. 07, 2020	Jul. 29, 2015	Jun. 29, 2015	Aug. 31, 2020	Aug. 31, 2020	Feb. 29, 2020	Feb. 28, 2019
Class of Warrant or Right [Roll Forward]
Balance, February 29, 2020						1,653,268	1,466,043	928,945
Issued							220,594	541,159
Exercised							(33,369)	(4,061)
Balance, August 31, 2020							1,653,268	1,466,043
Exercisable							1,653,268
Number of additional shares issued	1,401,836	1,401,836			1,401,836
Number of Securities Called by Warrants or Rights							1,401,836
Common stock warrants
Class of Warrant or Right [Roll Forward]
Balance, February 29, 2020						1,653,268
Exercised						(160,000)
Automatic exercise of warrants in connection with IPO						(1,493,268)
Balance, August 31, 2020					0	0	1,653,268
Number of Securities Called by Warrants or Rights							1,653,268	1,466,043
Common stock warrants | Series E Warrants [Member]
Class of Warrant or Right [Roll Forward]
Number of Securities Called by Warrants or Rights							1,129,114	1,162,483
Exercise price (in dollars per share)							$ 0.0005
Common stock warrants | Series F Warrants [Member]
Class of Warrant or Right [Roll Forward]
Number of Securities Called by Warrants or Rights							85,000
Exercise price (in dollars per share)							$ 0.0005
Common stock warrants | Lender Warrant
Class of Warrant or Right [Roll Forward]
Number of Securities Called by Warrants or Rights							279,154	143,560
Common stock warrants | Customer Warrant
Class of Warrant or Right [Roll Forward]
Exercisable			160,000	160,000
Number of Securities Called by Warrants or Rights			200,000	200,000			160,000	160,000
Exercise price (in dollars per share)							$ 13.75
Minimum
Class of Warrant or Right [Roll Forward]
Exercise price (in dollars per share)							0.0005
Minimum | Common stock warrants | Lender Warrant
Class of Warrant or Right [Roll Forward]
Exercise price (in dollars per share)							0.005
Maximum
Class of Warrant or Right [Roll Forward]
Exercise price (in dollars per share)							23.75
Maximum | Common stock warrants | Lender Warrant
Class of Warrant or Right [Roll Forward]
Exercise price (in dollars per share)							$ 23.75